Investments (Activity For Accretable Yield on PCI Investments) (Details) - Fixed maturity securities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accretable yield on purchased distressed assets acquired
Accretable yield, January 1,	$ 1,883	$ 2,431
Accretion recognized in earnings	(276)	(217)
Disposals	(48)	(47)
Reclassification (to) from nonaccretable difference	(92)	(495)
Accretable yield, December 31,	1,784	1,883
Investments Purchased [Member]
Accretable yield on purchased distressed assets acquired
Investments purchased	$ 317	$ 211